Employee benefits	12 Months Ended
Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Employee benefits
27.
Employee benefits

Total employee benefit
s
expenses, including share-based payments, incurred during the years ended March 31, 2023, 2022 and 2021 amounted to Rs.46,465, Rs.38,858 and Rs.36,299, respectively.

Gratuity benefits provided by the parent company

In accordance with applicable Indian laws, the
parent
c
ompany has a defined benefit plan which provides for gratuity payments (the “Gratuity Plan”) and covers certain categories of employees in India. The Gratuity Plan provides a lump sum gratuity payment to eligible employees at retirement or termination of their employment. The amount of the payment is based on the respective employee’s last drawn salary and the years of employment with the Company. Effective September 1, 1999, the Company established the Dr. Reddy’s Laboratories Gratuity Fund (the “Gratuity Fund”) to fund the Gratuity Plan. Liabilities in respect of the Gratuity Plan are determined by an actuarial valuation, based upon which the Company makes contributions to the Gratuity Fund. Trustees administer the contributions made to the Gratuity Fund. Amounts contributed to the Gratuity Fund are invested in bonds issued by the Government of India and in debt securities and equity securities of Indian companies.

The components of gratuity cost recognized in the income statement for the years ended March 31, 2023, 2022 and 2021 consist of the following:

	For the Year Ended March 31,
	2023		2022		2021
Current service cost		364	Rs.	328	Rs.	281
Interest on defined benefit liability		30		33		8
Past service cost		17		-		-
Gratuity cost recognized in income statement	Rs.	411	Rs.	361	Rs.	289

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2023		2022
P r e s e nt v a l ue of funded ob l i g a t i ons	Rs.	3,076	Rs.	2,894
F a i r v a l ue of p l a n a ss e t s		(3,093)		(2,350)
Net defined benefit (Asset)/liability r e c og n i z e d	Rs.	(17)	Rs.	544

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2023		2022
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	2,894	Rs.	2,628
Current s e r v i c e c o s t		364		328
In t e r e s t on defined obligations		171		144
Past service cost		17		-
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(61)		7
Actuarial loss/(gain) due to demographic assumptions		(32)		24
Actuarial loss/(gain) due to experience changes		67		60
B e n e f it s p a i d		(344)		(293)
Liabilities assumed/ (transferred) (1)		0 (2)		(4)
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	3,076	Rs.	2,894

(1)	Liabilities assumed/(transferred):
During the year ended March 31, 2023, an amount of Rs.0 (round ed
to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.
During the year ended March 31, 2022, an amount of Rs.(4) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

(2)	Rounded to the nearest million.

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2023		2022
Fair value of plan assets at the beginning of the year	Rs.	2,350	Rs.	1,997
Employer contributions		885		496
Interest on plan assets		141		111
Re-measurements due to:
Return on plan assets excluding interest on plan assets		62		43
Benefits paid		(344)		(293)
Assets transferred (1)		(1)		(4)
Plan assets at the end of the year	Rs.	3,093	Rs.	2,350

(1)	Assets transferred:
•	During the year ended March 31, 2023, an amount of Rs.(1) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.
•	During the year ended March 31, 2022, an amount of Rs.(4) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.

Sensitivity Analysis:

	As of March 31, 2023
Defined benefit obligation without effect of projected salary growth	Rs.	2,000
Add: Effect of salary growth		1,076
Defined benefit obligation with projected salary growth		3,076
Defined benefit obligation, using salary growth rate plus 50 basis points		3,160
Defined benefit obligation, using salary growth rate minus 50 basis points		2,996
Defined benefit obligation, using discount rate minus 50 basis points		2,995
Defined benefit obligation, using discount rate plus 50 basis points		3,162

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Gratuity plan are as follows:

The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2023	2022	2021
Discount rate	7.30%	6.45%	6.00%
Rate of compensation increase	9.00%	8.50%	8.00%

Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2023 and 2022, by asset category, was as follows:

	As of March 31,
	2023	2022
Funds managed by insurers	100%	100%

The expected future cash flows in respect of gratuity as of March 31, 2023 were as follows:

Expected contribution	Amount
During the year ended March 31, 2024 (estimated)	Rs.	-

Expected future benefit payments
March 31, 2024		496
March 31, 2025		469
March 31, 2026		444
March 31, 2027		417
March 31, 2028		388
Thereafter		2,735

Pension plan of the Company’s subsidiary, Industrias Quimicas Falcon de Mexico

All employees of the Company’s Mexican subsidiary, Industrias Quimicas Falcon de Mexico (“Falcon”)
,
are entitled to a pension benefit in the form of a defined benefit pension plan. The Falcon pension plan provides for payment to vested employees at retirement or termination of employment. Liabilities in respect of the pension plan are determined by an actuarial valuation, based on which the Company makes contributions to the pension plan fund. This fund is administered by a third party, who is provided guidance by a technical committee formed by senior employees of Falcon.

The components of net pension cost recognized in the income statement for the years ended March 31, 2023, 2022 and 2021 consist of the following:

	For the Year Ended March 31,
	2023		2022		2021
Current service cost	Rs.	15	Rs.	16	Rs.	13
Interest on defined benefit liability		4		10		8
Total cost recognized in income statement	Rs.	19	Rs.	26	Rs.	21

Details of the employee benefits obligations and plan assets are provided below:
	As of March 31,
	2023		2022
P r e s e nt v a l ue of funded ob l i g a t i ons	Rs.	291	Rs.	271
F a i r v a l ue of p l a n a ss e t s		(248)		(215)
Net defined benefit liability r e c og n i z e d	Rs.	43	Rs.	56

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2023		2022
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	271	Rs.	307
Current s e r v i c e c o s t		15		16
In t e r e s t on defined obligations		27		24
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(27)		(40)
Actuarial loss/(gain) due to change in demographic		(3)		-
Actuarial loss/(gain) due to experience changes		32		3
B e n e f it s p a i d		(74)		(58)
Foreign exchanges differences		50		19
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	291	Rs.	271

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2023		2022
Fair value of plan assets at the beginning of the year	Rs.	215	Rs.	169
Employer contributions		74		84
Interest on plan assets		23		15
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(32)		(6)
Benefits paid		(74)		(58)
Foreign exchanges differences		42		11
Plan assets at the end of the year	Rs.	248	Rs.	215

Sensitivity Analysis:

	As of March 31, 2023
Defined benefit obligation without effect of projected salary growth	Rs.	205
Add: Effect of salary growth		86
Defined benefit obligation with projected salary growth		291
Defined benefit obligation, using salary growth rate plus 50 basis points		303
Defined benefit obligation, using salary growth rate minus 50 basis points		280
Defined benefit obligation, using discount rate minus 50 basis points		303
Defined benefit obligation, using discount rate plus 50 basis points		281

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Falcon defined benefit plans are as follows:

The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2023	2022	2021
Discount rate	10.50%	9.25%	7.75%
Rate of compensation increase	4.50%	4.50%	4.50%

Disaggregation of plan assets:
The Falcon pension plan’s weighted-average asset allocation as of March 31, 2023 and 2022, by asset category, was as follows:

	As of March 31,
	2023	2022
Funds managed by insurers	50%	50%
Others	50%	50%

The expected future cash flows in respect of post-employment benefit plans in Mexico as of March 31, 2023 were as follows:

Expected contribution	Amount
During the year ended March 31, 2024 (estimated)	Rs.	-

Expected future benefit payments
March 31, 2024		5
March 31, 2025		6
March 31, 2026		11
March 31, 2027		22
March 31, 2028		29
Thereafter		710

Provident fund benefits

Certain categories of employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and employer each make monthly contributions to a government administered fund equal to 12% of the covered employee’s qualifying salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.1,142, Rs.1,013 and Rs.906 to the provident fund plan during the years ended March 31, 2023, 2022 and 2021, respectively.

Superannuation benefits

Certain categories of employees of the Company participate in superannuation, a defined contribution plan administered by the Life Insurance Corporation of India. The Company makes monthly contributions based on a specified percentage of each covered employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.127, Rs.83 and Rs.84 to the superannuation plan during the years ended March 31, 2023, 2022 and 2021, respectively.

Other contribution plans

In the United States, the Company sponsors a defined contribution 401(k) retirement savings plan for all eligible employees who meet minimum age and service requirements. The Company contributed Rs.171, Rs.131 and Rs.139 to the 401(k) retirement savings plan during the years ended March 31, 2023, 2022 and 2021, respectively. The Company has no further obligations under the plan beyond its monthly matching contributions.

In the United Kingdom, certain social security benefits (such as pension, unemployment and disability) are funded by employers and employees through mandatory National Insurance contributions. The contribution amounts are determined based upon the employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.214, Rs.166 and Rs.143 to the National Insurance during the years ended March 31, 2023, 2022 and 2021, respectively.

Compensated absences

The Company provides for accumulation of compensated absences by certain categories of its employees. These employees can carry forward a portion of the unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof as per the Company’s policy. The Company records a liability for compensated absences in the period in which the employee renders the services that increases this entitlement. The total liability recorded by the Company towards this obligation was Rs.1,059 and Rs.1,061 as of March 31, 2023 and 2022, respectively.